Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank | ₪			₪ 51,179		₪ 53,619
Short-term bank deposits | ₪			150,643		68,241
Cash and cash equivalents | ₪			₪ 201,822		₪ 121,860	₪ 134,287	₪ 113,062
US Dollars [Member]
Disclosure of financial assets [line items]
Cash in bank | $		$ 15,919
Short-term bank deposits | $		46,856
Cash and cash equivalents | $	[1]	$ 62,775		$ 37,904

[1]	Convenience Translation into US Dollars.